Expenses and Other Non-Operating Income/(Expense), Net - Schedule of Other non-operating income (expense), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expenses And Other Non Operating Income Expense Net [Line Items]
Foreign exchange gain/(loss)	$ 516,654	$ 1,289,938
Other, net	(51,136)	6
Total	$ 465,518	$ 1,289,944